NORTHERN LIGHTS VARIABLE TRUST

April 22, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-	Adaptive Allocation Portfolio
Mariner Managed Futures Strategy Portfolio
Changing Parameters Portfolio
7Twelve Balanced Portfolio
BTS Tactical Fixed Income VIT Fund

Post Effective Amendments Nos. 130, 131, 132, 133, and 134 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of Adaptive Allocation Portfolio, Mariner Managed Futures Strategy Portfolio, Changing Parameters Portfolio, 7Twelve Balanced Portfolio, and BTS Tactical Fixed Income VIT Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Adaptive Allocation Portfolio	130	0001580642-15-001707	April 16, 2015
Mariner Managed Futures Strategy Portfolio	131	0001580642-15-001718	April 17, 2015
Changing Parameters Portfolio	132	0001580642-15-001736	April 21, 2015
7Twelve Balanced Portfolio	133	0001580642-15-001737	April 21, 2015
BTS Tactical Fixed Income VIT Fund	134	0001580642-15-001738	April 21, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary